Shareholder Report, Holdings (Details)	Feb. 28, 2026
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.13%
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.88%)
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.76%
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.86%)
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
T-REX 2X Long NFLX Daily Target ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long NFLX Daily Target ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	135.10%
T-REX 2X Long NFLX Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.67%
T-REX 2X Long NFLX Daily Target ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(63.77%)
T-REX 2X LONG SBET DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG SBET DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.64%
T-REX 2X LONG SBET DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.29%)
T-REX 2X LONG SBET DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.49%)
T-REX 2X LONG SBET DAILY TARGET ETF [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%

[1]	Less than 0.005%.